UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05901)

Exact name of registrant as specified in charter: Putnam Investment Grade Municipal Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam Investment Grade Municipal Trust
The fund's portfolio
8/31/07 (Unaudited)

AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (172.5%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.2%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	$400,000	$403,728

Arizona (3.2%)
AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A,
5s, 1/1/14	AA-	2,000,000	2,072,180
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	500,000	563,695
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	1,175,000	1,267,108
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	780,000	714,410
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	525,000	488,282
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	1,000,000	1,083,220
			6,188,895

Arkansas (2.7%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded) (SEG)	Baa2	3,000,000	3,247,050
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	500,000	500,875
Jefferson Cnty., Poll. Control Rev. Bonds (Entergy AR,
Inc.), 4.6s, 10/1/17	A-	355,000	352,448
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	Aaa	560,000	553,896
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	Aaa	500,000	496,645
			5,150,914

California (16.4%)
ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC,
zero %, 8/1/20	Aaa	1,500,000	828,810
Anaheim, City School Dist. G.O. Bonds (Election
of 2002), MBIA, zero %, 8/1/26	Aaa	2,250,000	891,068
Anaheim, Pub. Fin. Auth. Tax Alloc. Rev. Bonds, MBIA,
6.45s, 12/28/18	Aaa	4,000,000	4,113,680
Azusa, Cmnty. Fac. Dist. Special Tax Bonds (No. 05-1),
Class 1, 5s, 9/1/27	BB-/P	455,000	431,845
CA Edl. Fac. Auth. Rev. Bonds (U. of the Pacific), 5s,
11/1/21	A2	525,000	534,823
CA Hlth. Fac. Fin. Auth. Rev. Bonds (Sutter Hlth.),
Ser. A, MBIA, 5 3/8s, 8/15/30	Aaa	2,500,000	2,553,925
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	1,500,000	1,418,460
CA State G.O. Bonds, 5 1/8s, 4/1/23	A1	500,000	514,725
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A,
5 1/2s, 5/1/11	A1	1,500,000	1,588,290
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	AA+	1,000,000	1,041,540
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,688,960
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	270,000	246,310
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	640,000	640,966
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/22	Aaa	1,265,000	615,094
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	576,000	517,156
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded)	Aaa	1,100,000	1,199,462
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	Aaa	1,500,000	1,637,445

Ser. A-1, 5s, 6/1/33	BBB	1,350,000	1,223,600
Ser. 03 A-1, 5s, 6/1/21 (Prerefunded)	AAA	60,000	60,639
Ser. A-1, 4 1/2s, 6/1/27	BBB	895,000	844,567
Newark, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. D, FSA, zero %, 8/1/21	Aaa	2,360,000	1,223,589
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	450,000	446,922
Riverside Cnty., Redev. Agcy. Tax Alloc., Ser. A,
XLCA, 5s, 10/1/29	Aaa	4,700,000	4,769,701
Roseville, Cmnty. Fac. Special Tax Bonds
(Dist. No. 1 - Westpark), 5 1/4s, 9/1/19	BB/P	875,000	877,258
(Dist. No. 1 - Fiddyment Ranch), Ser. 1, 5s, 9/1/20	BB/P	255,000	246,256
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.), 5s, 9/1/18	BB/P	1,035,000	1,017,829
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB/F	750,000	111,300
			31,284,220

Colorado (2.9%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	100,000	99,991
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	250,000	252,423
(Evangelical Lutheran), 5s, 6/1/29	A3	160,000	150,880
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30 (Prerefunded)	A3	1,485,000	1,616,749
6 3/8s, 12/15/30	A3	1,515,000	1,602,234
CO State Hsg. Fin. Auth. Rev. Bonds (Single Fam.)
Ser. B-2 , 7s, 5/1/26	Aa2	60,000	60,217
Ser. B-3, 6.8s, 11/1/28	Aa2	35,000	35,089
U. of CO. Enterprise Syst. Rev. Bonds, FGIC, 5s, 6/1/26	Aaa	1,650,000	1,691,366
			5,508,949

Delaware (0.9%)
GMAC Muni. Mtge. Trust 144A sub. notes
Ser. A1-3, 5.3s, 10/31/39	A3	500,000	493,795
Ser. A1-2, 4.9s, 10/31/39	A3	1,000,000	993,980
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/30	BBB-	250,000	225,953
			1,713,728

District of Columbia (2.1%)
DC G.O. Bonds, Ser. B, FSA, 5 1/4s, 6/1/26	Aaa	4,000,000	4,072,280

Florida (8.5%)
Connerton West, Cmnty. Dev. Dist. Rev. Bonds, Ser. B,
5 1/8s, 5/1/16	BB-/P	210,000	200,031
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,895,000	1,902,656
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 1/4s,
6/1/19	BBB+	2,200,000	2,241,492
Highlands Cnty., Hlth. Fac. Auth. FRN (Adventist
Hlth.), Ser. A, 5s, 11/15/23	A1	300,000	301,983
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Alliance Cmnty.), Ser. C, 5 1/2s, 11/15/29
(Prerefunded)	AAA	1,000,000	1,045,910
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), 5 3/8s, 11/15/28	BB+	2,000,000	1,925,200
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	375,000	371,483
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	840,000	849,064
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/09	BB-/P	715,000	710,567
South Broward, Hosp. Dist. Rev. Bonds, MBIA, 4 3/4s,
5/1/28	Aaa	3,000,000	2,972,550
South Miami, Hlth. Fac. Hosp. Rev. Bonds (Baptist
Hlth. South FL Group), 5s, 8/15/27	Aa3	2,750,000	2,756,325
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	500,000	433,200
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	175,000	155,236
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. B, 5 1/8s, 11/1/12	BB-/P	420,000	405,581
			16,271,278

Georgia (5.8%)
Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC, 5 5/8s, 1/1/30	Aaa	1,500,000	1,541,550
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, FGIC,
5s, 11/1/38 (Prerefunded)	Aaa	1,045,000	1,070,634
Cobb Cnty., Dev. Auth. U. Fac. Rev. Bonds (Kennesaw
State U. Hsg.), Ser. A, MBIA, 5s, 7/15/29	Aaa	5,215,000	5,317,788
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	600,000	600,738
Paulding Cnty., School Dist. G.O. Bonds, 4 3/4s, 2/1/27	AA+	1,500,000	1,501,065
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,065,000	1,065,000
			11,096,775

Idaho (0.2%)

ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	340,000	341,017

Illinois (11.7%)
Chicago, G.O. Bonds, Ser. A, FSA, 5s, 1/1/27	Aaa	4,270,000	4,353,137
Chicago, Board of Ed. G.O. Bonds (School Reform), Ser.
A, AMBAC, 5 1/4s, 12/1/27	Aaa	2,500,000	2,559,050
Cook Cnty., Cmnty. G.O. Bonds (Cons. School Dist. No.
64 Pk. Ridge), FSA, 5 1/2s, 12/1/16	Aaa	1,580,000	1,755,001
IL Dev. Fin. Auth. Rev. Bonds (Midwestern U.), Ser. B,
6s, 5/15/26 (Prerefunded)	AAA	1,600,000	1,741,600
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A1	2,500,000	2,622,600
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	2,250,000	2,327,715
Lake Cnty., Cmnty. School Dist. G.O. Bonds (No. 073
Hawthorn), Ser. 02, FGIC, zero %, 12/1/21	Aaa	950,000	485,526
Montgomery, Special Assmt. Bonds (Lakewood Creek),
Radian Insd., 4.7s, 3/1/30	AA	700,000	621,782
Schaumburg, G.O. Bonds, Ser. B, FGIC, 5s, 12/1/27	Aaa	5,000,000	5,109,250
Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A,
MBIA, zero %, 4/1/25	Aaa	1,870,000	804,231
			22,379,892

Indiana (1.8%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	135,000	128,011
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/18	Aa2	725,000	756,617
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,600,000	2,638,480
			3,523,108

Iowa (3.2%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	1,465,000	1,760,095
IA State Rev. Bonds (Honey Creek Premier Destination
Pk.), FSA
5s, 6/1/27	Aaa	1,470,000	1,505,442
5s, 6/1/26	Aaa	1,400,000	1,437,800
5s, 6/1/25	Aaa	1,335,000	1,379,776
			6,083,113

Kansas (0.1%)
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	250,000	257,633

Louisiana (1.1%)
Ernest N. Morial-New Orleans, Exhibit Hall Auth.
Special Tax Bonds, Ser. A, AMBAC, 5 1/4s, 7/15/21
(Prerefunded)	Aaa	1,500,000	1,612,440
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	400,000	409,136
			2,021,576

Maine (0.6%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	1,085,000	1,093,181

Maryland (0.3%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.
Fac.), Ser. A, 5s, 1/1/22	BBB+	475,000	468,284

Massachusetts (11.7%)
MA State Dev. Fin. Agcy. Rev. Bonds
(MA Biomedical Research), Ser. C, 6 3/8s, 8/1/17	Aa3	2,785,000	2,968,894
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	425,000	421,511
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	310,000	321,197
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	BBB-/P	970,000	1,154,261
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB+	750,000	792,660
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	15,950,000	16,288,300
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	470,955
			22,417,778

Michigan (4.7%)
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	75,000	76,429
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,028,700
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,250,000	1,310,525
(Mid-Michigan Hlth. Oblig. Group), Ser. A, 5s, 4/15/26	A1	1,775,000	1,753,736
(Hosp. Sparrow), 5s, 11/15/24	A1	1,520,000	1,514,680
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,200,000	1,194,588

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	200,000	202,924
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	750,000	737,333
Saginaw Cnty., G.O. Bonds (Healthsource Saginaw,
Inc.), MBIA, 5s, 5/1/26	Aaa	1,210,000	1,236,160
			9,055,075

Minnesota (3.4%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A-	2,500,000	2,479,100
Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev.
Bonds, Ser. G-3, U.S. Govt. Coll., 5.45s, 12/1/31
(Prerefunded)	A+	1,705,000	1,819,576
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
M, 5 3/4s, 1/1/37	Aa1	500,000	527,220
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	340,000	341,884
Spring Lake Pk., G.O. Bonds (Indpt. School Dist. No.
016 School Bldg.), Ser. C, FSA, 5s, 2/1/24	Aaa	1,000,000	1,035,570
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/25	Baa3	350,000	361,620
			6,564,970

Mississippi (2.7%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	500,000	570,515
Ser. B, 6.7s, 4/1/22	Baa2	525,000	593,786
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	1,750,000	1,750,420
MS Dev. Bk. Special Obligation Rev. Bonds (Jackson
MS), FSA, 5 1/4s, 3/1/21	Aaa	1,385,000	1,500,855
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	560,000	572,628
MS Hosp. Equip. & Fac. Auth. Rev. Bonds (Hosp. South
Central), 5 1/4s, 12/1/21	BBB+	250,000	250,705
			5,238,909

Missouri (4.1%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,250,000	1,311,225
MO Dev. Fin. Board Cultural Fac. VRDN (Nelson Gallery
Foundation), Ser. B, MBIA, 3.96s, 12/1/31	VMIG1	3,300,000	3,300,000
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	1,000,000	1,008,240
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	630,000	638,505
(Single Fam. Homeowner Loan), Ser. C, GNMA Coll., FNMA
Coll., 5.6s, 9/1/35	AAA	600,000	626,196
(Single Fam. Home Ownership Loan), Ser. D, GNMA Coll.,
FNMA Coll., 5.55s, 9/1/34	Aaa	900,000	911,925
			7,796,091

Nevada (4.2%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s,
7/1/26	Aaa	5,105,000	5,236,045
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	655,872
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5.1s, 3/1/21	BB/P	975,000	908,281
(No. T-17), 5s, 9/1/25	BB/P	225,000	200,673
(No. T-14), 4 3/4s, 3/1/10	BB/P	1,030,000	1,060,900
			8,061,771

New Hampshire (0.6%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Southern NH Med.
Ctr.), Ser. A, 5 1/4s, 10/1/28	A-	1,140,000	1,143,488

New Jersey (7.4%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll., 7 1/4s,
11/15/31 (Prerefunded)	AAA/P	650,000	739,791
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,750,000	1,820,438
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	5,000,000	5,151,050
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (Hunterdon
Med. Ctr.), Ser. B, 5s, 7/1/26	A-	1,000,000	990,310
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,800,000	2,115,072
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh
Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	750,000	772,740
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	AAA	500,000	574,540
6s, 6/1/37 (Prerefunded)	AAA	1,000,000	1,097,250
Ser. 1A, 5s, 6/1/29	BBB	500,000	451,665
Ser. 1A, 4 1/2s, 6/1/23	BBB	545,000	517,478
			14,230,334

New Mexico (0.8%)
NM Fin. Auth. Rev. Bonds, Ser. A, MBIA, 5s, 6/15/22	Aaa	750,000	778,553
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	285,000	290,207
Ser. F2, Class I, GNMA Coll., FNMA Coll., FHLMC Coll.,
5.6s, 7/1/38	AAA	500,000	527,915
			1,596,675

New York (13.0%)
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. B,
MBIA, 5s, 11/15/25	Aaa	1,200,000	1,243,776
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	500,000	514,305
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	500,000	522,505
(Brooklyn Navy Yard Cogen. Partners), Ser. G, 5 3/4s,
10/1/36	BBB-	2,000,000	2,000,460
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	250,000	224,858
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser.
D, 5s, 6/15/37	AA+	7,500,000	7,600,725
NY State Dorm. Auth. Rev. Bonds (NY Methodist Hosp.),
5 1/4s, 7/1/15	Baa2	500,000	514,390
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,038,540
NY State Env. Fac. Corp. Rev. Bonds, 5s, 6/15/32	Aaa	4,000,000	4,080,080
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	5,250,000	5,379,045
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	650,000	696,209
			24,814,893

North Carolina (3.8%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa2	1,000,000	1,055,300
Ser. A, 5 3/4s, 1/1/26	Baa2	2,000,000	2,059,420
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (First
Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	500,000	499,720
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	3,500,000	3,691,940
			7,306,380

North Dakota (0.5%)
ND State Board of Higher Ed. Rev. Bonds (U. of ND Hsg.
& Auxillary Fac.), FSA
5s, 4/1/21	Aaa	400,000	414,368
5s, 4/1/19	Aaa	500,000	522,670
			937,038

Ohio (3.8%)
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	600,000	589,050
North East Regl. Swr. Dist. Waste Wtr. Rev. Bonds,
MBIA, 4 3/4s, 11/15/25	Aaa	2,000,000	2,023,120
OH State Air Quality Dev. Auth. Rev. Bonds (Toledo
Poll. Control), Ser. A, 6.1s, 8/1/27	Baa2	2,000,000	2,052,980
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,500,000	2,591,450
			7,256,600

Oklahoma (0.6%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	1,050,000	1,097,544

Oregon (0.6%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB-/P	520,000	513,755
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	615,000	624,526
			1,138,281

Pennsylvania (6.4%)
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	530,000	533,339
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	725,000	740,327
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26 (Prerefunded)	AA-	1,500,000	1,637,895
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	995,800
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	750,000	752,250
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Philadelphia U.)
5s, 6/1/30	Baa2	780,000	730,337

5s, 6/1/22	Baa2	300,000	295,977
Philadelphia, School Dist. G.O. Bonds, Ser. D, FGIC,
5s, 6/1/27 (Prerefunded)	Aaa	5,000,000	5,344,300
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31 (Prerefunded)	A	830,000	904,883
5 7/8s, 12/1/31	A	245,000	254,180
			12,189,288

Puerto Rico (2.9%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	Baa3	250,000	261,658
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
B, 6s, 7/1/39 (Prerefunded)	BBB+	5,000,000	5,351,650
			5,613,308

South Carolina (3.7%)
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa	2,515,000	2,632,274
Greenwood Cnty., Hosp. Rev. Bonds (Memorial Hosp.),
5 1/2s, 10/1/26	A2	750,000	767,790
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,000,000	1,123,510
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	600,000	675,882
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B, 6 3/8s, 5/15/28	BBB	1,750,000	1,812,423
			7,011,879

South Dakota (1.5%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	2,092,080
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford
Hlth.), 5s, 11/1/18	AA-	770,000	789,520
			2,881,600

Tennessee (1.4%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	Baa1	2,000,000	2,226,940
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	480,000	468,624
			2,695,564

Texas (13.1%)
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	1,750,000	1,678,320
Brazoria Cnty., Brazos River Harbor Naval Dist.
(Dow Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	A3	220,000	206,404
Conroe, Indpt. School Dist. G.O. Bonds (School House),
PSFG, 5s, 2/15/26	Aaa	2,905,000	2,946,454
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas
Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	750,000	763,605
Harris Cnty., G.O. Bonds, MBIA, zero %, 8/15/16	Aaa	6,000,000	4,097,400
Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann
Hlth. Care), Ser. A, 6 3/8s, 6/1/29 (Prerefunded)	A+	1,500,000	1,648,020
Leander, Indpt. School Dist. G.O. Bonds, PSFG, zero %,
8/15/14	AAA	4,330,000	3,248,799
Montgomery Cnty., G.O. Bonds (Library), Ser. B, AMBAC,
5s, 3/1/26	Aaa	1,335,000	1,351,594
Port Corpus Christi Indl. Dev. Corp. Rev. Bonds
(Valero), Ser. C, 5.4s, 4/1/18	BBB	815,000	822,938
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,500,000	1,550,805
Snyder, Indpt. School Dist. G.O. Bonds (School Bldg.),
AMBAC
5 1/4s, 2/15/24	AAA	1,215,000	1,271,291
5 1/4s, 2/15/23	AAA	1,150,000	1,205,499
Socorro, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
8/15/29	AAA	1,360,000	1,373,464
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/19	Baa3	1,700,000	1,733,643
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. F, FHA Insd., 5 3/4s, 3/1/37	AAA	1,000,000	1,055,740
			24,953,976

Utah (4.7%)
Intermountain Pwr. Agcy. Rev. Bonds, Ser. A, MBIA,
U.S. Govt. Coll., 6.15s, 7/1/14 (Prerefunded)	Aaa	8,165,000	8,369,355
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s,
11/1/17	Baa1	675,000	697,046
			9,066,401

Vermont (0.4%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	720,000	722,261

Virginia (1.1%)
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.

Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	2,000,000	2,024,740

Washington (2.2%)
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A, 5s, 12/1/22	A	940,000	951,205
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	2,250,000	2,381,873
WA State G.O. Bonds, Ser. E, XLCA, zero %, 12/1/24	Aaa	1,910,000	827,699
			4,160,777

West Virginia (7.2%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	7,500,000	7,649,850
West Virginia U. Rev. Bonds (Impt. West VA. U.), Ser.
C, FGIC, 5s, 10/1/26	Aaa	6,000,000	6,154,200
			13,804,050

Wisconsin (4.3%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	1,800,000	1,907,244
6 3/8s, 6/1/32	BBB	3,500,000	3,596,530
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	A-	2,500,000	2,719,800
			8,223,574

TOTAL INVESTMENTS

Total investments (cost $322,127,191) (b)			$329,861,816

FUTURES CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 5 yr (Short)	124	$13,231,188	Dec-07	$(58,105)

NOTES

(a) Percentages indicated are based on net assets of $191,176,054.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at August 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $322,127,191, resulting in gross unrealized appreciation and depreciation of $10,624,029 and $2,889,404, respectively, or net unrealized appreciation of $7,734,625.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2007.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds and FRN are the current interest rates at August 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

Health care	49.3%
Utilities & power	24.3
Local government	24.2
Land	11.3
Education	10.5
Tobacco	10.3
State government	10.0

The fund had the following insurance concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

MBIA	29.5%
FGIC	15.3
FSA	13.9
AMBAC	13.8

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Grade Municipal Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007